Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Net defined benefit plan expense recognized in net income	$ 5,726	$ 5,665	$ 5,198
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	218	223	214
Past service cost	1	0	(5)
Interest cost on defined benefit obligation	303	281	272
Interest income on plan assets	(323)	(294)	(279)
Interest cost on effect of asset ceiling	0	0	1
Plan administration costs	6	6	6
Loss on settlements	1	0	0
Special termination benefits	0	0	2
Net defined benefit plan expense recognized in net income	206	216	211
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	11	13	14
Past service cost	0	0	0
Interest cost on defined benefit obligation	24	25	25
Interest income on plan assets	0	0	0
Interest cost on effect of asset ceiling	0	0	0
Plan administration costs	0	0	0
Loss on settlements	0	0	0
Special termination benefits	0	0	0
Net defined benefit plan expense recognized in net income	$ 35	$ 38	$ 39